Document and Entity Information	Jul. 14, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 14, 2023
Entity Registrant Name	WORLDWIDE WEBB ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40920
Entity Tax Identification Number	98-1587626
Entity Address, Address Line One	770 E Technology Way
Entity Address, Address Line Two	F13-16
Entity Address, City or Town	Orem
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84997
City Area Code	415
Local Phone Number	629-9066
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001853044
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	WWAC
Security Exchange Name	NASDAQ
Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	WWACW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	WWACU
Security Exchange Name	NASDAQ